Business Combination (Details)						12 Months Ended
		Nov. 28, 2025 USD ($) shares	Jan. 17, 2023	Nov. 14, 2022	Apr. 29, 2022 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 19, 2025 shares	Dec. 18, 2025 shares	Dec. 16, 2025 shares	Dec. 15, 2025 shares	Dec. 08, 2025 shares	Dec. 03, 2025 shares	Nov. 26, 2025 shares	Nov. 24, 2025 shares	Nov. 17, 2025 shares	Nov. 14, 2025 shares	Oct. 24, 2025 shares	Oct. 21, 2025 shares	Oct. 16, 2025 shares	Oct. 09, 2025 shares	Oct. 06, 2025 shares	Oct. 02, 2025 shares	Aug. 29, 2025 shares	Mar. 26, 2025 shares	Mar. 04, 2024 $ / shares shares	Feb. 28, 2024 USD ($)
Business Combination [Line Items]
Fair value of consideration						$ 34,432,687
Write-off of holdback payable							$ 400,000
Maturity date			Feb. 01, 2023	Jan. 31, 2023
Interest rate						16.00%
Commitment fee						$ 424,019
Partial repayment						6,500,000
Interest expense						$ 4,706
Leasing term						20 years
Price per share (in Dollars per share) | $ / shares						$ 92.81																				$ 1,155.6
Goodwill						$ 39,572,129
Net liabilities acquired						5,139,442
Net gain loss						3,263,489
Revenue						258,075
Impairment loss						44,812,112
Conversion of principal amount		$ 4,909,995				$ 4,909,995
Discount rate						10.00%
Gain on change in fair value of financial liabilities						$ 766,013
Gain on debt settlement		$ 1,893,196				1,893,196
Outstanding balance						$ 4,143,982
Class A Special Shares [Member]
Business Combination [Line Items]
Special shares (in Shares) | shares																								6,441
Class B Special Shares [Member]
Business Combination [Line Items]
Special shares (in Shares) | shares		212,265				32,549
Special Shares Issued [Member]
Business Combination [Line Items]
Special shares (in Shares) | shares						218,706
The Flowr Group (Okanagan) Inc. [Member]
Business Combination [Line Items]
Write-off of holdback payable							400,000
Holigen Holdings Limited and RPK Biopharma Unipessoal, LDA [Member]
Business Combination [Line Items]
Acquired percentage					100.00%
Fair value of consideration					$ 3,000,000																						$ 2,000,000
Number of shares issued in acquisition | item					33
Cash purchase price					$ 2,600,000
Holdback payable					$ 400,000
Percentage of ownership interest acquired						100.00%
First Towers [Member]
Business Combination [Line Items]
Fair value of consideration						$ 34,432,687
Cash purchase price						281,996
Principal amount						14,133,966
Interest expense						448,417
Interest amount						8,082,383
Remaining principal						7,633,966
interest payable						448,417
Goodwill						39,572,129
Net gain loss						564,023
Impairment loss						39,572,129
Cash payment						$ 14,133,966
First Towers [Member] | Class A Special Shares [Member]
Business Combination [Line Items]
Special shares (in Shares) | shares	[1]					6,441
First Towers [Member] | Class B Special Shares [Member]
Business Combination [Line Items]
Special shares (in Shares) | shares	[1]					212,265
First Towers to PGC [Member]
Business Combination [Line Items]
Price per share (in Dollars per share) | $ / shares						$ 6.12
Aggregate principal amount						$ 4,153,078
New loan						2,068,633
Cash payment						$ 500,000
First Towers to PGC [Member] | Class B Special Shares [Member]
Business Combination [Line Items]
Special shares (in Shares) | shares						24,762
First Towers to Dunstan [Member]
Business Combination [Line Items]
Aggregate principal amount						$ 756,917
New loan						$ 602,325
First Towers to Dunstan [Member] | Class B Special Shares [Member]
Business Combination [Line Items]
Special shares (in Shares) | shares						7,787
PGC DSA and Dunstan DSA [Member]
Business Combination [Line Items]
Fair value of settlement						$ 754,356
Common Shares [Member]
Business Combination [Line Items]
Special shares (in Shares) | shares		1,213,333						33,333	55,555	11,111	100,000	76,445	1,156	1,333	1,022	10,889	5,111	5,111	10,222	5,111	1,778	1,422	68,828		3,250	65
Consideration Note [Member]
Business Combination [Line Items]
Maturity date						Aug. 19, 2027

[1]	The fair value of 218,706 special shares issued was determined to be $92.81 per special share using the market price at acquisition date.